Income Taxes - Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance, beginning of year	$ 0	$ 5	$ 0
Additions for tax positions of prior years	0	0	5
Settlements during the year	0	(5)	0
Foreign exchange and other	0	0	0
Balance, end of year	$ 0	$ 0	$ 5